Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Translation Adjustment Functional to Reporting Currency, Net of Tax	$ 0	$ 0	$ 0
Foreign Currency Exchange Rate, Translation	7.8
Asset, Impairment Loss	$ 0	0	2,158
Interest Income, Short-Term Investment, Other	311	121	0
Accounts Receivable, Credit Loss Expense (Reversal)	0	0	49
Operating Lease, Impairment Loss	0	0	0
Gain (Loss) on Termination of Lease	(0)	(273)	0
Gain (Loss) on Termination of Lease	0	273	0
Long-Lived Asset, Held and Used, Impairment Loss	$ 0	0	0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset, Impairment Loss
Revenues	$ 498	0	21,818
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0	0
Unrecognized Tax Benefits	0	0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 0
Number of Reportable Segments	3
Shipping and Handling [Member]
Revenues		0	0
Cash and Cash Equivalents [Member]
Asset, Impairment Loss	$ 5,360	$ 0	$ 0